Earnings (Loss) per Share (Details) - USD ($)	11 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Numerator:.
Net loss	$ (15,294,860)	$ (12,898,082)
Denominator:.
Weighted average common shares outstanding - diluted		2,204,486	2,149,182
Net loss per share, diluted		$ (85.17)	$ (17.61)
Gelesis
Numerator:.
Net loss		$ (93,347,000)	$ (25,905,000)
Accretion of redeemable convertible preferred stock to redemption value		(94,134,000)	(11,372,000)
Accretion of noncontrolling interest put option to redemption value		(376,000)	(567,000)
Net loss attributable to common stockholders		$ (187,857,000)	$ (37,844,000)
Denominator:.
Weighted average common shares outstanding - basic		2,204,486	2,149,182
Weighted average common shares outstanding - diluted		2,204,486	2,149,182
Net loss per share, basic		$ (85.22)	$ (17.61)
Net loss per share, diluted		$ (85.17)	$ (17.61)